Description of the Plan - Notes Receivable from Participants (Details) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Maximum loan term if proceeds are used for the purchase of principal residence	10 years
Minimum
Description of the Plan
Loan interest rate	4.75%
Loan term	1 year
Maximum
Description of the Plan
Loan interest rate	10.00%
Loan term	5 years